Note 6 - Accounts Payable and Accrued Liabilities	6 Months Ended
Sep. 30, 2023
Statement Line Items [Line Items]
Disclosure of trade and other payables [text block]
6.	ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

Accounts payables and accrued liabilities for the Company are broken down as follows:

	Note	September 30, 2023	March 31, 2023
Trade payables		$199,243	$884,741
Advance royalty payable		328,228	313,001
Accrued liabilities		79,934	311,004
Due to related parties	10	59,487	112,975
Total		$666,892	$1,621,721

During the year ended March 31, 2023, the Company wrote-off $184,813 of accounts payable resulting in a gain on forgiveness of debt of $184,813. During the period ended September 30, 2023, no such write-offs occurred.